Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Other Non-current Assets

	€ million	€ million
	2021	2020
Interest in net assets of joint ventures	37	29
Interest in net assets of associates	23	34
Long-term trade and other receivables(a)	499	465
Fair value of biological assets(b)	—	12
Other non-current assets(c)	415	391
	974	931
(a)Mainly relates to indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)All biological assets are part of Unilever's global tea business, ekaterra. As such, these have been moved to assets held for sale during 2021.
(c)Includes direct tax assets, withholding tax assets, interest on tax assets and contingent assets.
Movements in Interest in Joint Ventures and Associates

	€ million	€ million
Movements during 2021 and 2020	2021	2020
Joint ventures(a)
1 January	29	35
Additions	2	1
Dividends received/reductions	(171)	(182)
Share of net profit/(loss)	176	177
Currency retranslation	1	(2)
31 December	37	29
Associates
1 January	34	37
Additions	7	1
Dividend received/reductions	(32)	—
Share of net profit/(loss)	15	(2)
Currency retranslation	(1)	(2)
31 December	23	34
(a)Our principal joint ventures are Unilever FIMA LDA in Portugal, Binzagr Unilever Distribution in the Middle East, the Pepsi Lipton Tea Partnership in the US and Pepsi Lipton International Ltd for the rest of the world.